Significant accounting judgements, estimates and assumptions (Details Narrative) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Property plant and equipment assets construction	€ 24.8	€ 21.3
Impairment of assets	5.5	€ 3.3
Impairment of charge	€ 0.8